Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Jan. 25, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock issued during the period			95,651,644	95,651,644
Subsequent Event [Member]
Proceeds from shares issued		$ 115,200
Common stock, shares issued	380,952	400,000
Fair value of common stock shares	$ 160,000
Stock issued during the period	1,375,779